Note 9 - Statutory Net Income and Surplus	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Statutory Accounting Practices Disclosure [Text Block]
Note
9.
     Statutory Net Income and Surplus

US Alliance Life and Security Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Kansas Insurance Department. Statutory practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. The following table summarizes the statutory net loss and statutory capital and surplus of US Alliance Life and Security Company as of
December 31, 2016
and
2015
and for the years ended
December 31, 2016
and
2015.

Statutory Capital and Surplus as of
December 31	December 31
2016	2015

$2,812,254	$2,935,205

Statutory Net Loss for the years ended December 31,
2016	2015

$(868,744)	$(863,069)

The payment of dividends to US Alliance Corporation by US Alliance Life and Security Company is subject to limitations imposed by applicable insurance laws. For example, “
extraordinary” dividends
may
not
be paid without permission of the Kansas Insurance Department. An “extraordinary” dividend is defined, in general, as any dividend or distribution of cash or other property whose fair market value, compared with that of other dividends or distributions made within the preceding
12
months, exceeds the greater of (i)
10%
of the policyholders’ surplus (total statutory capital stock and surplus) as of
December 31
of the preceding year or (ii) the statutory net gain from operations excluding realized gains on investments) of the insurer for the
12
month period ending
December 31
of the preceding year.